Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets
6. Goodwill and Intangible Assets
As of December 31, 2022 and December 31, 2021, the Company had recorded goodwill of $13.5 million. The Company performed a qualitative test for goodwill impairment during the fourth quarter of 2022. Based upon the results of the qualitative testing, the Company concluded that it is more-likely-than-not
that the fair value of the Company’s goodwill was in excess of the carrying value and therefore performing the first step of the two-step
impairment test was unnecessary. The conclusion has not changed as of December 31, 2022 and no goodwill impairment was recognized for the years ended December 31, 2022 and 2021.
The Company’s intangible assets, excluding goodwill, are composed of patent rights, acquired technology, acquired licenses, and assembled workforce. Amortization of the intangible assets that have finite useful lives is generally recorded on a straight-line basis over their useful lives. A summary of the Company’s identifiable intangible assets as of December 31, 2022 and December 31, 2021 is as follows (in thousands):

	December 31, 2022
	Gross carrying amount	Accumulated amortization	Intangibles, net
Patent rights	$32,630	$13,415	$19,215
Acquired technology	21,940	6,216	15,724
Acquired licenses	5,711	184	5,527
Assembled workforce	500	375	125

Total intangible assets	$60,781	$20,190	$40,591

	December 31, 2021
	Gross carrying amount	Accumulated amortization	Intangibles, net
Patent rights	$32,630	$11,239	$21,391
Acquired technology	21,940	4,754	17,186
Assembled workforce	500	275	225

Total intangible assets	$55,070	$16,268	$38,802

On June 14, 2022, the Company entered into Romeg License Agreement to acquire an exclusive license to use GLOPERBA from Romeg (see Note 3). The Company determined the acquisition of licenses to be an asset acquisition. The fair value of consideration transferred of $5.7 million was assigned to acquired licenses with an amortization period of approximately 15 years.
As of December 31, 2022, the weighted average remaining life for identifiable intangible assets was 10.4 years. Aggregate amortization expense was $3.9 million, $3.7 million, and $3.7 million for the years ended December 31, 2022, 2021, and 2020, respectively. Patent rights and acquired technology are amortized over a
15-year
period. Assembled workforce is amortized over a
5-year
period.
Estimated future amortization expense related to intangible assets at December 31, 2022 is as follows (in thousands):

Year Ended December 31,	Amount
2023	$4,106
2024	4,031
2025	4,006
2026	4,006
2027	4,006
Thereafter	20,436

Total	$40,591